Long-term investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Loss from investments accounted for by the equity method	$ (3,686)	$ (1,102)	$ (7,570)	$ (1,102)
Capital contributions to investments accounted for by the equity method investment	$ 4,185	$ 9,900	$ 8,871	$ 9,900